SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares
The following table presents a reconciliation of weighted average shares used in the calculation of the basic and diluted net income per share attributable to Altice USA stockholders for the year ended December 31, 2017:

Basic weighted average shares outstanding	696,055,000

Effect of dilution:
Stock options	—
Diluted weighted average shares outstanding	696,055,000